Provision for contingencies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions		R$ 171,299,000
Probable contingent liability	R$ 93,605,000
Tax assessment issued	64,309,000
Judicial deposits	17,682	14,887
Tax Provision [Member]
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions		147,773,000
Annulment of Tax Debits Regarding Tax Assessment
Disclosure of other provisions [line items]
Contingent liability	R$ 24,715,000	21,934,000
ICMS tax rate	0.25
Fine rate	0.50
Annulment of Tax Debits Regarding Tax Assessment | Linx S.A. [Member]
Disclosure of other provisions [line items]
Contingent liability	R$ 28,130,000	R$ 27,376,000